Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
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Changes in the Allowance for Loan Losses and Loan Balances Outstanding

The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2016, December 31, 2015 and December 31, 2014. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

Allowance for loan losses:

December 31, 2016	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,478	$(880)	$105	$1,315	$2,018
Commercial Real Estate:
Owner Occupied	2,467	(228)	56	(124)	2,171
Non-Owner Occupied	4,657	(23)	1,372	(1,400)	4,606
Residential Real Estate	4,086	(455)	479	(1,021)	3,089
Real Estate Construction	371	(115)	12	152	420
Farm Real Estate	538	—	—	(96)	442
Consumer and Other	382	(125)	46	11	314
Unallocated	382	—	—	(137)	245

Total	$14,361	$(1,826)	$2,070	$(1,300)	$13,305

Allowance for loan losses:

December 31, 2015	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,819	$(190)	$182	$(333)	$1,478
Commercial Real Estate:
Owner Occupied	2,221	(523)	187	582	2,467
Non-Owner Occupied	4,334	(81)	115	289	4,657
Residential Real Estate	3,747	(1,135)	331	1,143	4,086
Real Estate Construction	428	—	5	(62)	371
Farm Real Estate	822	—	76	(360)	538
Consumer and Other	200	(120)	46	256	382
Unallocated	697	—	—	(315)	382

Total	$14,268	$(2,049)	$942	$1,200	$14,361

Allowance for loan losses:

December 31, 2014	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,838	$(338)	$251	$(932)	$1,819
Commercial Real Estate:
Owner Occupied	2,931	(1,661)	360	591	2,221
Non-Owner Occupied	3,888	(198)	50	594	4,334
Residential Real Estate	5,224	(2,449)	293	679	3,747
Real Estate Construction	184	—	6	238	428
Farm Real Estate	740	—	—	82	822
Consumer and Other	217	(135)	61	57	200
Unallocated	506	—	—	191	697

Total	$16,528	$(4,781)	$1,021	$1,500	$14,268

December 31, 2016	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$86	$82	$1,850	$2,018
Commercial Real Estate:
Owner Occupied	—	4	2,167	2,171
Non-Owner Occupied	—	—	4,606	4,606
Residential Real Estate	89	102	2,898	3,089
Real Estate Construction	—	—	420	420
Farm Real Estate	—	—	442	442
Consumer and Other	—	—	314	314
Unallocated	—	—	245	245

Total	$175	$188	$12,942	$13,305

Outstanding loan balances:
Commercial & Agriculture	$88	$1,983	$133,391	$135,462
Commercial Real Estate:
Owner Occupied	—	1,896	159,468	161,364
Non-Owner Occupied	—	359	395,572	395,931
Residential Real Estate	168	1,686	245,454	247,308
Real Estate Construction	—	—	56,293	56,293
Farm Real Estate	—	614	40,556	41,170
Consumer and Other	—	1	17,977	17,978

Total	$256	$6,539	$1,048,711	$1,055,506

December 31, 2015	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$23	$1,455	$1,478
Commercial Real Estate:
Owner Occupied	—	103	2,364	2,467
Non-Owner Occupied	—	—	4,657	4,657
Residential Real Estate	123	137	3,826	4,086
Real Estate Construction	—	—	371	371
Farm Real Estate	—	—	538	538
Consumer and Other	—	—	382	382
Unallocated	—	—	382	382

Total	$123	$263	$13,975	$14,361

Outstanding loan balances:
Commercial & Agriculture	$132	$873	$123,397	$124,402
Commercial Real Estate:
Owner Occupied	—	2,141	165,756	167,897
Non-Owner Occupied	—	1,742	346,697	348,439
Residential Real Estate	131	1,642	234,565	236,338
Real Estate Construction	—	—	58,898	58,898
Farm Real Estate	—	953	46,040	46,993
Consumer and Other	—	3	18,557	18,560

Total	$263	$7,354	$993,910	$1,001,527

Credit Exposures by Internally Assigned Grades

December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$127,867	$4,300	$3,295	$—	$135,462
Commercial Real Estate:
Owner Occupied	151,659	4,016	5,689	—	161,364
Non-Owner Occupied	393,592	1,676	663	—	395,931
Residential Real Estate	59,015	1,661	6,911	—	67,587
Real Estate Construction	50,678	16	27	—	50,721
Farm Real Estate	31,814	5,673	3,683	—	41,170
Consumer and Other	2,135	—	109	—	2,244

Total	$816,760	$17,342	$20,377	$—	$854,479

December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$117,739	$3,090	$3,573	$—	$124,402
Commercial Real Estate:
Owner Occupied	156,622	5,571	5,704	—	167,897
Non-Owner Occupied	339,734	6,100	2,605	—	348,439
Residential Real Estate	62,147	1,671	7,435	—	71,253
Real Estate Construction	52,399	216	29	—	52,644
Farm Real Estate	39,787	4,024	3,182	—	46,993
Consumer and Other	1,987	3	111	—	2,101

Total	$770,415	$20,675	$22,639	$—	$813,729

Performing and Nonperforming Loans

Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2016	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$179,721	$5,572	$15,725	$201,018
Nonperforming	—	—	9	9

Total	$179,721	$5,572	$15,734	$201,027

December 31, 2015	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$165,048	$6,254	$16,458	$187,760
Nonperforming	37	—	1	38

Total	$165,085	$6,254	$16,459	$187,798

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2016 and 2015.

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$156	$20	$152	$328	$135,046	$88	$135,462	$—
Commercial Real Estate:
Owner Occupied	722	553	280	1,555	159,809	—	161,364	—
Non-Owner Occupied	147	—	316	463	395,468	—	395,931	—
Residential Real Estate	1,812	507	1,049	3,368	243,772	168	247,308	—
Real Estate Construction	—	—	27	27	56,266	—	56,293	—
Farm Real Estate	93	—	—	93	41,077	—	41,170	—
Consumer and Other	215	31	31	277	17,701	—	17,978	9

Total	$3,145	$1,111	$1,855	$6,111	$1,049,139	$256	$1,055,506	$9

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$9	$32	$37	$78	$124,192	$132	$124,402	$—
Commercial Real Estate:
Owner Occupied	982	36	284	1,302	166,595	—	167,897	—
Non-Owner Occupied	269	330	123	722	347,717	—	348,439	—
Residential Real Estate	2,640	404	1,725	4,769	231,438	131	236,338	—
Real Estate Construction	8	—	—	8	58,890	—	58,898	—
Farm Real Estate	—	—	—	—	46,993	—	46,993	—
Consumer and Other	98	68	8	174	18,386	—	18,560	—

Total	$4,006	$870	$2,177	$7,053	$994,211	$263	$1,001,527	$—

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2016 and 2015.

	2016	2015
Commercial & Agriculture	$1,622	$1,185
Commercial Real Estate:
Owner Occupied	1,461	1,645
Non-Owner Occupied	464	1,428
Residential Real Estate	3,266	3,911
Real Estate Construction	27	29
Farm Real Estate	2	961
Consumer and Other	101	100

Total	$6,943	$9,259

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2016, 2015 and 2014 were as follows:

	For the Twelve Month Period Ended December 31, 2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	4	$529	$529
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	2	308	308
Real Estate Construction	—	—	—
Farm Real Estate	3	700	700
Consumer and Other	—	—	—

Total Loan Modifications	9	$1,537	$1,537

For the Twelve Month Period Ended December 31, 2015
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	1	41	41
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	1	$41	$41

	For the Twelve Month Period Ended December 31, 2014
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	9	619	554
Real Estate Construction	1	35	35
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	10	$654	$589

Impaired Financing Receivables Excluding PCI Loans

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2016 and 2015.

	December 31, 2016			December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$1,230	$1,751		$851	$1,034
Commercial Real Estate:
Owner Occupied	1,658	1,803		1,224	1,343
Non-Owner Occupied	359	386		1,742	1,826
Residential Real Estate	1,259	1,590		965	1,591
Farm Real Estate	614	614		953	1,026
Consumer and Other	1	1		3	3

Total	5,121	6,145		5,738	6,823
With an allowance recorded:
Commercial & Agriculture	753	1,303	$82	22	23	$23
Commercial Real Estate:
Owner Occupied	238	238	4	917	999	103
Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	427	431	102	677	677	137
Farm Real Estate	—	—	—	—	—	—

Total	1,418	1,972	188	1,616	1,699	263
Total:
Commercial & Agriculture	1,983	3,054	82	873	1,057	23
Commercial Real Estate:
Owner Occupied	1,896	2,041	4	2,141	2,342	103
Non-Owner Occupied	359	386	—	1,742	1,826	—
Residential Real Estate	1,686	2,021	102	1,642	2,268	137
Farm Real Estate	614	614	—	953	1,026	—
Consumer and Other	1	1	—	3	3	—

Total	$6,539	$8,117	$188	$7,354	$8,522	$263

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2016, 2015 and 2014.

For the year ended:	December 31, 2016		December 31, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$2,036	$40	$1,519	$54
Commercial Real Estate:
Owner Occupied	1,847	862	2,738	139
Non-Owner Occupied	1,039	83	1,946	32
Residential Real Estate	1,787	175	2,544	103
Real Estate Construction	—	1	16	—
Farm Real Estate	1,006	95	653	56
Consumer and Other	2	—	4	—

Total	$7,717	$1,256	$9,420	$384

For the year ended:	December 31, 2014
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$3,316	$104
Commercial Real Estate:
Owner Occupied	5,720	200
Non-Owner Occupied	2,767	40
Residential Real Estate	3,291	207
Real Estate Construction	—	—
Farm Real Estate	219	19
Consumer and Other	6	—

Total	$15,319	$570

Schedule of Changes in Amortized Yield for PCI Loans

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2016	At December 31, 2015
	(In Thousands)	(In Thousands)
Balance at beginning of period	$80	$—
Acquisition of PCI loans	—	140
Accretion	(31)	(60)

Balance at end of period	$49	$80

Schedule of Loans Acquired and Accounted

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2016	At December 31, 2015
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$850	$965
Carrying amount	256	263